ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 83,848		¥ 80,878		$ 12,850
Allowance for credit losses	(6,473)		(7,147)		(992)
Accounts receivable, net	77,375		73,731		$ 11,858
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	7,147	$ 1,095	3,585	¥ 12,969
Cumulative effect of adopting ASU 2016-13	597	92
Disposal of subsidiary	(60)	(9)
Provisions for the year	1,879	288	4,510	1,303
Reversal of provisions from prior periods due to subsequent cash collection during the year	(1,415)	(217)	(221)	(709)
Amounts written off during the year	(1,675)	(257)	(734)	(9,989)
Foreign exchange gain or loss	0	0	7	11
Balance at the end of the year	¥ 6,473	$ 992	¥ 7,147	¥ 3,585